Deconsolidation of Teekay Offshore - Narrative (Details) shares in Millions					1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended			19 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($)	Jan. 01, 2018 company	Sep. 25, 2017 USD ($)	Jul. 31, 2018 shares	Dec. 31, 2018	Sep. 24, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 07, 2019
Business Acquisition [Line Items]
Proceeds from sale of equity-accounted investments and related assets								$ 100,000,000	$ 81,823,000	$ 0
Equity method investment, ownership interest								100.00%
Fair Value Discounted Cash Flow Discount Rate				10.00%
Net Income (Loss) Attributable to Noncontrolling Interest								$ 161,591,000	21,490,000	(365,796,000)
Number of Entities Transferred | company			7
Loss on deconsolidation of Altera (note 4)								0	(7,070,000)	(104,788,000)
Subsidiaries
Business Acquisition [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest								$ 161,591,000	$ 21,490,000	(365,796,000)
Teekay Offshore
Business Acquisition [Line Items]
Investment in Teekay Offshore				$ 150,100,000
Teekay Offshore
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				50.00%
Due from Affiliate, Noncurrent	$ 25,000,000	$ 25,000,000
Common Units | Teekay Offshore
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						13.80%		0.00%	13.80%
Equity method investment, ownership interest				14.00%
General Partner | Brookfield
Business Acquisition [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest						51.00%
General Partner | Teekay
Business Acquisition [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest					2.00%	49.00%
General Partner | Teekay Offshore
Business Acquisition [Line Items]
Interest of Company's general partner							100.00%
Equity method investment, ownership interest				51.00%
Brookfield | General Partner
Business Acquisition [Line Items]
Percentage of ownership acquired				49.00%
Teekay | Teekay Offshore
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares					1.0
Teekay Offshore
Business Acquisition [Line Items]
Proceeds from sale of equity-accounted investments and related assets	100,000,000
Due from Affiliate, Noncurrent	$ 25,000,000	$ 25,000,000
Net Income (Loss) Attributable to Noncontrolling Interest										(337,272,000)
Loss on deconsolidation of Altera (note 4)				$ (104,788,000)
Teekay Offshore | Deferred Gain (Loss) on Sale of Assets | Subsidiaries
Business Acquisition [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest										$ 349,600,000
Teekay Offshore | General Partner
Business Acquisition [Line Items]
Investment in Teekay Offshore				$ 150,132,000
Transferred Subsidiaries
Business Acquisition [Line Items]
Loss on deconsolidation of Altera (note 4)									$ 7,070,000
Disposed of by sale | Transferred Subsidiaries | Teekay Offshore
Business Acquisition [Line Items]
Ownership percentage			100.00%
General Partner | Teekay Offshore
Business Acquisition [Line Items]
Interest of Company's general partner		49.00%								2.00%	49.00%